Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Crude oil and natural gas sales	$ 2,353,374	$ 1,482,575	$ 553,739
Type of revenue	Oil and Gas [Member]	Oil and Gas [Member]	Oil and Gas [Member]
Commodity derivative instruments gain/(loss)	$ (197,686)	$ (274,432)	$ 75,742
Total	2,155,688	1,208,143	629,481
Expenses
Production taxes	166,995	101,953	37,417
General and administrative	69,954	56,807	43,097
Depletion, depreciation and accretion	309,367	271,336	218,118
Asset impairment	0	3,420	751,723
Goodwill impairment			149,217
Interest	24,553	27,395	20,737
Foreign exchange (gain)/loss	10,159	(6,908)	1,232
Gain on divestment of assets	(151,937)
Transaction costs and other expense/(income)	(1,360)	(2,487)	4,489
Total	948,090	872,258	1,521,808
Income/(Loss) Before Taxes	1,207,598	335,885	(892,327)
Current income tax expense/(recovery)	28,063	2,689	(10,716)
Deferred income tax expense/(recovery)	265,233	98,755	(188,260)
Net Income/(Loss)	914,302	234,441	(693,351)
Other Comprehensive Income/(Loss)
Unrealized gain/(loss) on foreign currency translation	22,507	(6,893)	(2,169)
Foreign exchange gain/(loss) on net investment hedge, net of tax	(26,541)	4,097	1,780
Total Comprehensive Income/(Loss)	$ 910,268	$ 231,645	$ (693,740)
Net Income/(Loss) per Share
Basic (in dollars per share)	$ 3.91	$ 0.93	$ (3.12)
Diluted (in dollars per share)	$ 3.77	$ 0.90	$ (3.12)
Operating
Expenses
Costs of goods sold	$ 365,701	$ 292,433	$ 197,097
Transportation
Expenses
Costs of goods sold	$ 154,658	$ 128,309	$ 98,681